Schedule of Investments

September 30, 2020 (unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 76.6%
Communication Services - 7.2%
Activision Blizzard Inc	9,372	758,663
Alphabet Inc. - Class A (2)	391	573,050
Alphabet Inc. - Class C (2)	1,895	2,784,892
Amc Entertainment Holdings Inc (3)	636	2,996
Amc Networks Inc (2)	716	17,692
At&T Inc	25,114	716,000
Cinemark Holdings Inc	725	7,250
Comcast Corp New - Class A	28,949	1,339,181
Cumulus Media Inc. (2)	785	4,215
Dhi Group Inc (2)	108	244
Dish Network Corporation	2,511	72,894
E W Scripps Company/The	18	206
Electronic Arts Inc (2)	3,781	493,080
Facebook Inc (2)	10,857	2,843,448
Fluent Inc (2)	122	303
Frontier Communications Corp (2)	3,108	499
Glu Mobile Inc (2)	1,621	12,441
Gogo Inc. (2)	109	1,007
Gray Television Inc (2)	1,024	14,100
Lee Enterprises Inc (2)	2,570	2,156
Liberty Tripadvisor Holdings Inc. (2)	546	945
Lions Gate Entertainment Corp. - Class A (2)	777	7,366
Marcus Corp	370	2,860
Mdc Partners Inc (2)	1,438	2,315
Msg Networks Inc (2)	969	9,273
National Cinemedia Inc	602	1,634
Netflix Inc (2)	1,637	818,549
New York Times Co	1,360	58,194
Pinterest Inc (2)	1,443	59,899
Roku Inc. (2)	607	114,602
Shenandoah Telecommun Co	148	6,576
Sinclair Broadcast Grp Inc	135	2,596
Spotify Technology S A (2)	946	229,471
Techtarget Inc (2)	226	9,935
Tegna Inc	695	8,166
Telephone & Data Sys Inc Del New	1,239	22,847
Twitter Inc (2)	1,813	80,679
Verizon Communications Inc	28,619	1,702,544
Zillow Group Inc - Class C (2)	224	22,756

		12,805,524

Consumer Discretionary - 10.6%
Amazon.Com Inc (2)	1,792	5,642,524
Aramark	1,036	27,402
At Home Group Inc (2)	719	10,684
Autonation Inc (2)	309	16,355
Best Buy Co Inc	6,131	682,319
Big Lots Inc Ohio	299	13,335
Booking Holdings Inc (2)	56	95,798
Borg Warner Inc	1,434	55,553
Boyd Gaming Inc	501	15,376
Brinker Intl Inc	378	16,148
Brunswick Corp	474	27,923
Caleres Inc	559	5,344
Camping World Holdings Inc	2,340	69,615
Capri Holdings Limited (2)	1,088	19,584
Carparts.Com, Inc (2)	824	8,907
Carvana Co (2)	154	34,351
Chipotle Mexican Grill Inc (2)	500	621,855
Cracker Barrel Old Cnt Store	802	91,957
Crocs Incorporated (2)	3,358	143,487

Dana Incorporated	1,295	15,954
Dave & Buster'S Entertainment, Inc	256	3,881
Deckers Outdoor Corp (2)	875	192,509
Del Taco Restaurants, Inc (2)	1,680	13,776
Designer Brands Inc	215	1,167
Dollar General Corp New	2,574	539,562
Dollar Tree Inc (2)	887	81,019
Domino'S Pizza Inc	321	136,515
Dr Horton Inc	7,237	547,334
Ebay Inc	483	25,164
Everi Holdings Inc (2)	26	215
Extended Stay America Inc	1,752	20,936
Fiesta Restaurant Group (2)	361	3,383
Fossilgroup Inc (2)	242	1,389
Fox Factory Holding Corp (2)	184	13,677
Garmin Limited	2,664	252,707
General Motors Company	10,173	301,019
Green Brick Partners Inc (2)	146	2,351
Group 1 Automotive Inc	30	2,652
Guess Inc	60	697
Hamilton Beach Brands Holding Co - Class A	160	3,112
Hanesbrands Inc	2,457	38,698
Hibbett Sports Inc (2)	1,472	57,732
Home Depot Inc	4,406	1,223,590
Houghton Mifflin Harcourt Company (2)	348	602
Installed Building Products Inc (2)	56	5,698
Intl Game Technology Plc	2,702	30,073
K12 Inc (2)	2,012	52,996
L Brands Inc	292	9,289
Lakeland Inds Inc (2)	215	4,257
Lands End Inc (2)	233	3,036
Las Vegas Sands Corp	1,945	90,754
Lci Industries	653	69,407
Lear Corporation	328	35,768
Lennar Corp	1,517	123,909
Lithia Motors Inc	706	160,926
Lovesac Company (2)	19	526
Lowes Companies Inc	9,298	1,542,166
Lululemon Athletica Inc (2)	579	190,705
Lumber Liquidators Holdings Inc (2)	552	12,172
M/I Homes Inc (2)	296	13,631
Malibu Boats, Inc. - Class A (2)	850	42,126
Marinemax Inc (2)	2,767	71,029
Marriott International Inc	280	25,922
Mcdonalds Corp	676	148,375
Mdc Hldgs Inc	148	6,971
Meritage Homes Corporation (2)	579	63,916
Michaels Companies Inc (2)	640	6,179
Murphy Usa Inc (2)	7	898
Nautilus Inc (2)	190	3,260
Nike Inc - Class B	5,519	692,855
Odp Corporation	449	8,733
Ollie'S Bargain Outlet Holdings Inc (2)	106	9,259
Onewater Marine Inc. (2)	315	6,454
Overstock.Com	225	16,346
Papa John'S Intl Inc	249	20,488
Party City Holdco Inc (2)	1,256	3,266
Penn National Gaming (2)	761	55,325
Polaris Inc	208	19,623
Pool Corporation	74	24,756
Pultegroup Inc	9,151	423,600
Purple Innovation Inc (2)	1,883	46,811
Qurate Retail Inc	3,927	28,196
Rci Hospitality Holdings, Inc	95	1,938
Red Robin Gourmet Burgers (2)	36	474
Red Rock Resorts Inc.	555	9,491
Rent A-Center Inc	7,429	222,053
Sally Beauty Holdings Inc (2)	112	973
Scientific Games Corp (2)	366	12,777
Select Interior Concepts Inc (2)	105	725
Sonic Automotive Inc	1,008	40,481
Sportsman'S Warehouse Holdings, Inc (2)	1,024	14,653
Stamps.Com Inc (2)	29	6,988
Starbucks Corp	847	72,774
Target Corporation	3,094	487,057

Tesla Inc (2)	4,212	1,806,990
Texas Roadhouse Inc	484	29,422
The Container Store Group Inc (2)	72	447
Thor Industries Inc	2,091	199,189
Topbuild Corp (2)	160	27,310
Town Sports Intl Hldg Inc (2)	2,090	146
Tractor Supply Co	228	32,682
Tupperware Brands Corp (2)	253	5,100
Urban Outfitters Inc (2)	138	2,872
Vista Outdoor Inc (2)	28	565
Waitr Holdings Inc (2)	317	1,021
Wayfair Inc - Class A (2)	115	33,466
Wendy'S Company	2,081	46,396
Williams Sonoma Inc	290	26,228
Wingstop Inc.	950	129,818
Winnebago Inds Inc	2,421	125,093
Yum Brands Inc	86	7,852
Yum China Holdings Inc	4,659	246,694
Zumiez Inc (2)	129	3,589

		18,743,123

Consumer Staples - 1.7%
Andersons Inc	856	16,410
Coca Cola Co	8,084	399,107
Conagra Brands Inc	1,996	71,277
General Mills Inc	17,952	1,107,279
Ingredion Inc	150	11,352
Kimberly Clark Corp	1,455	214,845
Kroger Co	4,980	168,872
Molson Coors Beverage Company - Class B	5,059	169,780
Mondelez International Inc	29	1,666
Natural Grocers By Vitamin Cottage Inc	301	2,968
Nu Skin Enterprises Inc	379	18,984
Performance Food Group Co (2)	23	796
Rite Aid Corp (2)	457	4,337
Spartan Nash Company	195	3,188
United Natural Foods Inc (2)	316	4,699
Walgreen Boots Alliance Inc	805	28,916
Walmart Inc	5,251	734,667

		2,959,143

Energy - 0.9%
Amplify Energy Corp	1,785	1,522
Antero Resources Corp (2)	2,370	6,518
Apache Corp	155	1,468
Archrock Inc	1,265	6,806
Ardmore Shipping Corp	1,969	7,010
Aspen Aerogels Incorporated (2)	959	10,501
Berry Corporation	370	1,173
Bonanza Creek Energy Inc (2)	583	10,960
Brigham Minerals Inc	209	1,864
Cabot Oil & Gas Corp	2,196	38,123
Cactus Inc	1,389	26,655
California Resources Corp (2)	1,319	114
Centennial Resource Dev Inc (2)	285	172
Chaparral Energy Inc (2)	841	26
Chesapeake Energy Corp (2)	268	1,091
Chevron Corp	8,012	576,864
Cimarex Energy Co	2,799	68,100
Clean Energy Fuels Corp (2)	442	1,096
Cnx Resources Corporation (2)	1,007	9,506
Concho Resources Inc	525	23,163
Conocophillips	8,395	275,692
Consol Energy Inc (2)	234	1,037
Continental Resources Inc (2)	775	9,517
Delek Us Holdings Inc New	722	8,036
Dht Holdings Inc	1,239	6,393
Diamondback Energy, Inc	309	9,307
Dmc Global Inc.	128	4,216
Dorian Lpg Ltd (2)	509	4,077
Eog Resources Inc	3,579	128,629
Eqt Corporation	1,946	25,162

Exterran Corp (2)	848	3,528
Extraction Oil & Gas, Inc (2)	1,270	74
Franks International N V (2)	604	930
Golar Lng Ltd (2)	266	1,611
Gulfport Energy Corp (2)	750	395
Hallador Energy Company	131	85
Hess Corporation	888	36,346
Hollyfrontier Corp	374	7,372
International Seaways Inc	593	8,664
Laredo Petroleum Inc (2)	625	6,125
Liberty Oilfield Services Inc	2,379	19,008
Matador Resources Co (2)	16	132
Montage Resources Corporation (2)	1,247	5,474
Nabors Industries Limited New	174	4,253
National Oilwell Varco Inc	1,891	17,132
Nextdecade Corp (2)	434	1,293
Nextier Oilfield Solutions Inc (2)	1,356	2,509
Nine Energy Service Inc (2)	849	959
Nordic American Tankers Ltd	861	3,005
Oasis Petroleum Inc New (2)	1,469	411
Oceaneering Intl Inc (2)	948	3,337
Overseas Shipholding Group Inc - Class A (2)	102	218
Patterson-Uti Energy Inc	1,000	2,850
Pdc Energy Inc (2)	707	8,763
Peabody Energy Corp	1,125	2,588
Pioneer Natural Resources	1,582	136,036
Profire Energy Inc (2)	11	8
Propetro Holding Corp (2)	1,812	7,357
Range Resources Corp	1,665	11,022
Renewable Energy Group Inc (2)	515	27,511
Scorpio Tankers Inc	347	3,841
Silverbow Resources Inc (2)	506	1,989
Southwestern Energy Co (2)	4,268	10,030
Superior Energy Services Inc (2)	323	117
Talos Energy Inc (2)	398	2,567
Teekay Corporation (2)	1,125	2,509
W&T Offshore Inc (2)	722	1,300
Whiting Petroleum Corporation	62	1,072
Whiting Petroleum Corporation A Warrants (2)(3)	44	108
Whiting Petroleum Corporation B Warrants (2)(3)	22	52
World Fuel Services Corp	1,147	24,305
Wpx Energy Inc (2)	1,511	7,404

		1,639,088

Financials - 6.1%
Agnc Investment Corp.	7,840	109,054
Allstate Corporation	3,165	297,953
Ally Financial Inc	6,035	151,297
American Eq Invt Life Hldg Co	1,027	22,584
American Express Co	4,466	447,717
Ameriprise Financial, Inc	584	90,000
Artisan Partners Asset Mgmt Inc - Class A	2,611	101,803
Associated Banc Corp	6,476	81,727
Axos Financial Inc (2)	31	723
Bancorpsouth Bank	1,325	25,679
Bank Of America Corp New	50,768	1,223,001
Bank Ozk	1,321	28,164
Bankunited Inc	2,279	49,933
Bar Harbor Bankshares	315	6,473
Berkshire Hathaway, Inc. Class B (2)	12,544	2,671,119
Brightsphere Investment Group Inc	515	6,644
Cannae Holdings Inc (2)	52	1,938
Central Valley Community Bancp	140	1,729
Citigroup Inc	6,803	293,277
Citizens Financial Group Inc	2,169	54,832
Civista Bancshares, Inc	1,396	17,478
Cno Financial Group Inc	3,103	49,772
Community Trust Bancorp Inc	517	14,610
Curo Group Holdings Corp	1,458	10,279
Eagle Bancorp Inc	943	25,263
East West Bancorp Inc	2,628	86,041
Elevate Credit Inc (2)	2,328	5,983
Ellington Residential Mortgage Reit	298	3,308
Enova International Inc (2)	1,027	16,833

Esquire Financial Holdings, Inc. (2)	113	1,695
Essa Bancorp Inc	12	148
Farmers National Banc Corp	262	2,861
Fifth Third Bancorp	1,960	41,787
First American Financial Corp	4,577	233,015
First Citizens Bancshrs Inc	159	50,686
First Comnty Bancshare Inc N	76	1,372
First Financial Cp	357	11,210
First Horizon Natl Corp	772	7,280
First Republic Bank San Francisco Ca New	1,612	175,805
First Source Corp	255	7,864
Fnb Corporation	3,477	23,574
Focus Financial Partners Inc. (2)	686	22,494
Goosehead Insurance Inc.	415	35,935
Great Ajax Corp	2,705	22,424
Green Dot Corp (2)	2,080	105,269
Hartford Finl Svcs Grp Inc	571	21,047
Hbt Financial, Inc.	330	3,703
Hci Group Inc	437	21,540
Hilltop Hldgs Inc	2,846	58,571
Houlihan Lokey Inc	929	54,857
Huntington Bancshares Inc	2,364	21,678
Independent Bk Corp	316	16,552
Intl Bancshares Corp	688	17,929
Invesco Ltd	1,575	17,971
Jpmorgan Chase & Co	8,128	782,483
Keycorp	3,646	43,497
Kinsale Capital Group, Inc	763	145,107
Kkr Real Estate Finance Trust Inc	1,943	32,118
M & T Bank Corp	318	29,285
Metlife Inc	4,256	158,196
Metrocity Bankshares Inc	1,399	18,425
Morgan Stanley	1,024	49,510
Mr Cooper Group Inc (2)	2,090	46,649
Nasdaq Inc	443	54,361
National Bank Holdings Corporation	359	9,424
Navient Corporation	1,021	8,627
New York Commnty Bancorp Inc	807	6,674
NewStar Financial Contingent Value Rights (2)(8)	179	0
Northrim Bancorp Inc	898	22,890
Ocwen Financial Corporation (2)	75	1,584
Onemain Holdings Inc	323	10,094
Oppenheimer Holdings Inc	2,022	45,131
Palomar Holdings, Inc. (2)	144	15,011
Pennymac Financial Services Inc	3,158	183,543
Pennymac Mortgage Investment Trust	1,304	20,955
People'S United Finl Inc	81	835
Pjt Partners Inc	1,104	66,913
Pnc Financial Svcs Group Inc	1,539	169,151
Popular Inc	4,608	167,132
Pra Group Inc (2)	901	35,995
Prosight Global Inc (2)	104	1,179
Prudential Financial Inc	3,025	192,148
Pzena Investment Management	2,462	13,196
Qcr Holdings Inc	1,253	34,345
Rbb Bancorp	1,137	12,894
Regions Financial Corp New	12,877	148,472
Servisfirst Bancshares, Inc	333	11,332
Siebert Financial Corp (2)	226	730
Signature Bank	192	15,934
Simmons First Natl Corp	4,245	67,304
State Street Corp	3,092	183,448
Stewart Information Svcs Crp	4,581	200,327
Stonex Group Inc. (2)	218	11,153
Svb Financial Group (2)	444	106,835
T Rowe Price Group Inc	622	79,753
Tcf Financial Corporation New	535	12,498
Tompkins Financial Corporation	63	3,579
Truist Financial Corp	6,936	263,915
Trupanion Inc (2)	259	20,435
Umb Financial Corp	419	20,535
United Community Banks Inc	1,241	21,010
Us Bancorp New	2,935	105,220
Valley Natl Bancorp	133	911
Virtu Financial Inc.	3,214	73,954

Virtus Investment Prtnrs Inc	199	27,591
Walker & Dunlop Inc	1,154	61,162
Wesbanco Inc	472	10,082
Western Alliance Bancorp	1,076	34,023

		10,730,036

Healthcare - 15.0%
89Bio, Inc (2)	26	667
Abbott Labs	4,913	534,682
Abbvie Inc	16,267	1,424,827
Abeona Therapeutics Inc (2)	63	64
Acceleron Pharma Inc (2)	91	10,240
Acelrx Pharmaceuticals Inc (2)	3,655	5,190
Adverum Biotechnologies, Inc. (2)	150	1,545
Affimed N.V. (2)	3,034	10,285
Agilent Technologies Inc	4,167	420,617
Akero Therapeutics, Inc. (2)	199	6,127
Albireo Pharma Inc (2)	362	12,080
Alector, Inc. (2)	22	232
Alexion Pharmaceuticals (2)	2,510	287,219
Align Technolgy Inc (2)	44	14,404
Alkermes Plc (2)	1,911	31,665
Allakos Inc. (2)	107	8,715
Allscripts Hlth Sol Inc (2)	1,416	11,526
Alnylam Pharmaceuticals (2)	760	110,656
Amedisys Inc (2)	75	17,732
Amerisourcebergen Corp	2,665	258,292
Amgen Inc	5,610	1,425,838
Amicus Therapeutics, Inc (2)	703	9,926
Amneal Pharmaceuticals Inc (2)	1,457	5,653
Anthem Inc	3,705	995,126
Applied Therapeutics, Inc. (2)	79	1,640
Aquabounty Technologies Inc (2)	1,524	6,828
Arcturus Therapeutics Holdings Inc (2)	529	22,694
Arcutis Biotherapeutics Inc (2)	49	1,436
Arena Pharmaceuticals Inc (2)	637	47,641
Arrowhead Pharmaceuticals Inc (2)	415	17,870
Assertio Holdings, Inc. (2)	4,595	3,059
Atara Biotherapeutics Inc (2)	214	2,773
Athenex, Inc. (2)	303	3,666
Avantor Inc (2)	1,405	31,598
Axsome Therapeutics Inc (2)	193	13,751
Baxter Intl Inc	2,684	215,847
Beam Therapeutics Inc. (2)	208	5,121
Beyondspring Inc (2)	281	3,740
Bio Rad Laboratories Inc (2)	65	33,505
Biodelivery Sciences Intl (2)	4,109	15,327
Biogen Inc (2)	3,418	969,618
Biospecifics Tech Corp (2)	168	8,875
Bio-Techne Corp	165	40,875
Bioxcel Therapeutics, Inc. (2)	174	7,545
Blueprint Medicines Corporation (2)	176	16,315
Brainstorm Cell Therapeutics I (2)	373	6,311
Bridgebio Pharma, Inc (2)	255	9,568
Bristol-Myers Squibb Co	13,502	814,036
Cardinal Health Inc	4,713	221,275
Caredx, Inc (2)	646	24,509
Castle Biosciences, Inc. (2)	169	8,695
Catalent Inc (2)	2,219	190,080
Catalyst Pharmaceuticas Inc (2)	2,747	8,159
Centene Corporation (2)	2,247	131,068
Centogene N.V. (2)	243	2,299
Cerecor Inc. (2)	444	1,010
Cerner Corp	8,242	595,814
Charles River Labs Intl Inc (2)	420	95,109
Chemed Corporation	389	186,856
Chemocentryx Inc (2)	496	27,181
Cigna Corp	863	146,201
Co-Diagnostics, Inc (2)	167	2,270
Community Health Sys Inc New (2)	1,360	5,739
Computer Programs & Sys Inc	362	9,995
Corcept Therapeutics Inc (2)	1,289	22,435
Cvs Health Corp	9,838	574,539
Cymabay Therapeutics Inc (2)	1,271	9,202

Deciphera Pharmaceuticals Inc. (2)	185	9,491
Denali Therapeutics Inc (2)	321	11,501
Dexcom Inc (2)	34	14,016
Dicerna Pharmaceuticals Inc (2)	931	16,749
Editas Medicine Inc (2)	882	24,749
Edwards Lifesciences Corp (2)	2,745	219,106
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	1,625	0
Eli Lilly & Co	6,309	933,858
Eloxx Pharmaceuticals, Inc (2)	235	618
Emergent Biosolutions Inc (2)	637	65,821
Endo International Plc (2)	2,767	9,131
Enochian Biosciences Inc (2)	66	236
Ensign Group Inc.	311	17,746
Exact Sciences Corporation (2)	674	68,714
Exelixis Inc (2)	2,620	64,059
Fate Therapeutics Inc (2)	276	11,032
Fulgent Genetics, Inc. (2)	129	5,165
Genmark Diagnostics Inc (2)	305	4,331
Gilead Science Inc	10,139	640,683
Globus Medical Inc (2)	919	45,509
Hca Healthcare Inc	916	114,207
Hill-Rom Holdings Inc	1,077	89,940
Hms Holdings Corp (2)	823	19,711
Horizon Therapeutics Public Ltd Co (2)	4,652	361,367
Humana Inc	1,352	559,579
Icu Med Inc (2)	5	914
Idexx Laboratories Corp (2)	231	90,808
Illumina Inc (2)	132	40,799
Immunogen Inc (2)	664	2,390
Inovio Pharmaceuticals Inc (2)	651	7,552
Insmed Inc (2)	403	12,952
Intellia Therapeutics Inc (2)	453	9,006
Intersect Ent Inc (2)	8	130
Intra-Cellular Therapies Inc. (2)	148	3,798
Intuitive Surgical Inc (2)	286	202,928
Invitae Corp (2)	106	4,595
Iovance Biotherapeutics, Inc (2)	848	27,916
Irhythm Technologies, Inc. (2)	113	26,906
Johnson And Johnson	17,610	2,621,777
Jounce Therapeutics Inc. (2)	440	3,590
Kezar Life Sciences, Inc. (2)	95	460
Kodiak Sciences Inc (2)	34	2,013
Kura Oncology, Inc (2)	727	22,275
Lhc Group (2)	22	4,676
Livongo Health, Inc. (2)	498	69,745
Macrogenics Inc (2)	404	10,177
Mallinckrodt Public Limited Co (2)	92	90
Marinus Pharmaceuticals Inc (2)	320	4,112
Mckesson Corp	1,042	155,185
Medtronic Plc	14,871	1,545,394
Mei Pharma Inc (2)	1,169	3,647
Merck & Co Inc	19,987	1,657,922
Meridian Bioscience Inc (2)	409	6,945
Merit Med Sys Inc (2)	141	6,134
Mersana Therapeutics, Inc (2)	1,345	25,044
Mettler Toledo Intl Inc (2)	100	96,575
Mirati Therapeutics Inc (2)	306	50,811
Moderna, Inc. (2)	1,262	89,287
Morphic Holding, Inc (2)	106	2,898
Mylan N.V (2)	1,759	26,086
Myokardia, Inc (2)	266	36,264
Myriad Genetics Inc (2)	638	8,320
Nantkwest Inc (2)	1,002	6,949
Natera, Inc (2)	553	39,949
National Healthcare Cp	87	5,421
Neoleukin Therapeutics, Inc (2)	265	3,180
Neurocrine Biosciences Inc (2)	1,152	110,776
Nextgen Healthcare, Inc. (2)	1,483	18,893
Novavax Inc (2)	274	29,688
Oncocyte Corp (2)	312	434
Opko Health Inc (2)	2,275	8,395
Organogenesis Holdings Inc (2)	353	1,356
Osmotica Pharmaceuticals Plc (2)	1,397	7,558
Owens & Minor Inc Hldg Co	598	15,016
Palatin Technologies Inc New (2)	4,629	2,189

Perkinelmer Inc	1,158	145,341
Perrigo Co	3,795	174,228
Pfizer Inc	30,864	1,132,709
Phibro Animal Health Corporation	167	2,906
Pra Health Sciences Inc (2)	445	45,141
Precigen Inc. (2)(3)	594	2,079
Providence Service Corp/The (2)	80	7,433
Puma Biotechnology Inc (2)	31	313
Quidel Corp (2)	306	67,130
Regeneron Pharmaceuticals Inc (2)	851	476,373
Resmed Inc	791	135,601
Retrophin Inc (2)	189	3,489
Revance Therapeutics Inc (2)	549	13,802
Revolution Medicines, Inc. (2)	41	1,427
Rhythm Pharmaceuticals Inc (2)	1,490	32,288
Rigel Pharmaceuticals New (2)	3,986	9,566
Rocket Pharmaceuticals Corporation (2)	27	617
Seattle Genetics Inc (2)	759	148,529
Seres Therapeutics Inc (2)	358	10,135
Simulations Plus Inc	866	65,262
Sorrento Therapeutics Inc (2)	1,081	12,053
Spectrum Pharmaceuticals Inc (2)	1,330	5,426
Springworks Therapeutics, Inc. (2)	36	1,716
Steris Plc	1,636	288,247
Strongbridge Biopharma Plc (2)	1,525	3,203
Stryker Corp	923	192,326
Supernus Pharmaceuticals, Inc (2)	671	13,984
Sutro Biopharma, Inc. (2)	594	5,970
Syneos Health, Inc. (2)	849	45,133
Syros Pharmaceuticals Inc. (2)	1,273	11,253
Teladoc Health Inc (2)	359	78,707
Tenet Healthcare Corp (2)	813	19,927
Tg Therapeutics Inc (2)	719	19,240
Thermo Fisher Scientific Inc	1,290	569,561
Translate Bio Inc (2)	422	5,743
Turning Point Therapeutics, Inc (2)	224	19,569
Twist Bioscience Corporation (2)	143	10,864
Ultragenyx Pharmaceutical Inc (2)	416	34,191
United Therapeutics Corp (2)	825	83,325
Vanda Pharmaceuticals Inc (2)	1,121	10,829
Vaxrt Inc (2)	30	200
Veeva Systems Inc (2)	827	232,544
Veracyte Inc (2)	687	22,321
Verrica Pharmaceuticals Inc. (2)	102	789
Vertex Pharmaceuticals (2)	1,795	488,455
Viela Bio, Inc. (2)	43	1,207
Viemed Healthcare Inc (2)	513	4,432
Viking Therapeutics, Inc. (2)	1,424	8,288
Vir Biotechnology, Inc. (2)	98	3,364
Wave Life Sciences Ltd. (2)	65	552
West Pharmaceutical Svcs Inc	741	203,701
Xbiotech Inc (2)	808	15,425
Xencor Inc (2)	377	14,624
Zimmer Biomet Holdings Inc	1,593	216,871
Ziopharm Oncology Inc (2)	837	2,109
Zoetis Inc	4,954	819,243

		26,542,388

Industrials - 6.6%
3M Company	3,553	569,120
Aerovironment Inc (2)	670	40,207
Agco Corp	1,745	129,601
Allegiant Travel Company	499	59,780
Allison Transmission Holdings Inc	3,440	120,882
Alpha Pro Tech Ltd (2)	291	4,301
Altra Industrial Motion Corp	518	19,150
Ameresco Inc (2)	516	17,234
Arcbest Corporation	686	21,307
Arcosa Inc	868	38,270
Astec Inds Inc	354	19,205
Atkore International Group Inc (2)	251	5,705
Atlas Air Wrldwide Hldgs New (2)	216	13,154
Axon Enterprise Inc (2)	16	1,451
Azz Inc	766	26,136

Bmc Stock Holdings Inc (2)	1,133	48,526
Brady Corporation	843	33,737
Builders Firstsource Inc (2)	801	26,129
Bwx Technologies Inc	1,890	106,426
Caterpillar Inc	636	94,859
Charah Solutions Inc (2)	139	427
Comfort Systems Usa Inc	1,552	79,944
Construction Partners, Inc. (2)	20	364
Copart Inc (2)	680	71,509
Corelogic Inc	532	36,000
Costamare Inc	7	42
Csx Corp	953	74,020
Cummins Inc	5,338	1,127,172
Curtiss Wright Corp	486	45,324
Deere & Co	1,495	331,337
Eaton Corp Plc	4,538	463,012
Emcor Group Inc	961	65,069
Emerson Electric Co	1,493	97,896
Enersys	800	53,696
Fastenal Co	3,382	152,494
Federal Signal Corp	39	1,141
Fedex Corp	1,028	258,563
Franklin Electr Inc	171	10,060
Generac Holdings Inc (2)	653	126,447
Graftech International Ltd	1,703	11,649
Grainger W W Inc	1,230	438,827
Greenbrier Cos Inc	529	15,553
Griffon Corporation	11	215
Hd Supply Holdings Inc (2)	638	26,311
Heartland Express Inc	1,149	21,371
Herman Miller Inc	829	25,003
Hertz Global Holdings Inc New (2)	345	383
Hni Corporation	263	8,253
Hub Group Inc (2)	755	37,897
Hubbell Inc	1,206	165,029
Huntington Ingalls Industries Inc	1,689	237,727
Illinois Tool Wks Inc	933	180,265
J.B. Hunt Transport Services Inc	700	88,466
Kelly Svc Inc	60	1,022
Kforce Inc	368	11,839
Kimball International Inc - Class B	1,373	14,471
L. B. Foster Company (2)	301	4,039
Landstar Sys Inc	240	30,118
Lincoln Electric Holding Inc	1,014	93,329
Lockheed Martin Corp	3,355	1,285,904
Lsc Communications Inc (2)	2,952	121
Manitowoc Company Inc (2)	635	5,340
Manpowergroup	4,086	299,626
Marten Trans Ltd	712	11,628
Matson Inc	530	21,248
Maxar Technologies Inc	457	11,398
Mcgrath Rent Corp	252	15,017
Meritor Inc (2)	1,127	23,599
Miller Industries Inc New	1,798	54,965
Moog Inc. - Class A	683	43,391
Msc Industrial Direct Co Inc	3,099	196,105
Mueller Inds Inc	1,648	44,595
Myr Group, Inc. (2)	322	11,972
National Presto Inds Inc	19	1,555
Nl Inds Inc	48	204
Old Dominion Freight Line	757	136,956
Oshkosh Corp	634	46,599
Paccar Inc	13,088	1,116,145
Pae Incorporated (2)	744	6,324
Plug Power Inc (2)	1,599	21,443
Primoris Services Corp	1,067	19,249
Quanta Services Inc	435	22,994
R.R. Donnelley & Sons Co	3,258	4,757
Regal Beloit Corp	1,510	141,744
Rexnord Corp New	876	26,140
Rush Enterprises Inc	1,249	63,124
Ryder Sys Inc	416	17,572
Safe Bulkers Inc (2)	1,349	1,389
Saia Inc (2)	56	7,064
Schneider National Inc - Class B	2,370	58,610

Skywest Inc	337	10,063
Southwest Airlines Co	26,983	1,011,863
Steelcase Inc	1,115	11,273
Textainer Group Hldgs Ltd (2)	10	142
The Shyft Group, Inc.	724	13,669
Timken Co	2,539	137,665
Triton International Ltd	2,671	108,630
Tutor Perini Corp (2)	358	3,985
Uber Technologies Inc (2)	1,388	50,634
Ufp Industries, Inc.	360	20,344
United Parcel Service Inc - Class B	2,995	499,057
Vectrus Inc (2)	416	15,808
Veritiv Corp (2)	174	2,203
Vertiv Holdings Llc (2)	6,936	120,132
Watsco Inc	83	19,330
Werner Entrps Inc	1,805	75,792
WESCO International, Inc. Series A Variable Preferred (10)	610	17,080
Yrc Worldwide Inc (2)	660	2,587

		11,638,499

Information Technology - 22.7%
Aci Worldwide Inc. (2)	1,142	29,840
Adobe Inc. (2)	2,489	1,220,680
Advanced Micro Devices Inc (2)	4,347	356,411
Alliance Data Sys Corp	273	11,461
American Software Inc	144	2,022
Amkor Technology Inc (2)	3,815	42,728
Ansys Inc (2)	336	109,949
Apple Inc	74,348	8,610,242
Applied Materials Inc	15,184	902,689
Arrow Electronics Inc (2)	2,768	217,731
Astro Nova Inc	482	3,866
Autodesk Inc (2)	911	210,450
Avnet Inc	5,026	129,872
Bill.Com Holdings Inc (2)	67	6,721
Box Inc (2)	44	764
Broadcom Inc	1,225	446,292
Cadence Designs Sys (2)	10,823	1,154,056
Calix Inc (2)	3,414	60,701
Cambium Networks Corporation (2)	158	2,665
Channeladvisor Corp (2)	2,498	36,146
Ciena Corporation (2)	973	38,618
Cisco Systems Inc	16,682	657,104
Citrix Systems Inc	3,647	502,228
Cloudera Inc (2)	739	8,048
Cognex Corp	782	50,908
Conduent Inc (2)	3,258	10,360
Corning Inc	5,338	173,005
Coupa Software Incorporated (2)	148	40,588
Crowdstrike Holdings, Inc. (2)	625	85,825
Dell Technologies Inc - Class C (2)	460	31,137
Diebold Nixdorf Inc (2)	425	3,247
Digital Turbine Inc (2)	1,800	58,932
Docusign Inc (2)	1,083	233,105
Dolby Laboratories Inc	309	20,481
Dropbox Inc (2)	1,840	35,438
Dxc Technology Company	2,141	38,217
Eastman Kodak Company New (2)	249	2,196
Ebix Inc	510	10,506
Egain Corporation (2)	2,318	32,846
Elastic N.V. (2)	148	15,968
Fastly Inc (2)	327	30,633
Formfactor Inc (2)	2,538	63,272
Fortinet Inc (2)	444	52,308
Hewlett Packard Enterprise Co	12,778	119,730
Hp Inc	13,947	264,854
Hubspot Inc (2)	85	24,840
Insight Enterprises Inc (2)	985	55,731
Intel Corp	23,899	1,237,490
Intuit Inc	4,131	1,347,574
Jabil Inc	9,744	333,829
Juniper Networks	3,385	72,778
Kbr Inc	293	6,551
Kla Corporation	1,550	300,297

Lam Research Corp	1,466	486,346
Limelight Networks, Inc. (2)	808	4,654
Lumentum Holdings Inc. (2)	38	2,855
Manhattan Associates Inc (2)	131	12,509
Mastercard Incorporated	5,644	1,908,631
Maxim Integrated Prods Inc	3,071	207,630
Methode Electronics, Inc.	495	14,108
Micron Tech Inc (2)	966	45,363
Microsoft Corp	35,399	7,445,472
Mks Instruments Inc	501	54,724
Moneygram International Inc (2)	521	1,472
Monolithic Power Sys Inc	165	46,136
Ncr Corp (2)	910	20,147
Netgear Inc (2)	1,181	36,398
Nic Inc	32	630
Nortonlifelock Inc	8,109	168,992
Nvidia Corp	2,822	1,527,323
Okta Inc. (2)	135	28,870
Oracle Corporation	18,929	1,130,061
Pagerduty Inc (2)	284	7,699
Paypal Holdings Inc (2)	3,615	712,263
Photronics Inc (2)	1,419	14,133
Plantronics Inc	369	4,369
Plexus Corp (2)	97	6,851
Priority Technology Hldgs Inc. (2)	93	293
Progress Software Corp	3,734	136,963
Qorvo Inc (2)	1,010	130,300
Qualcomm Inc	7,415	872,597
Rimini Street Corp (2)	310	998
Ringcentral Inc (2)	198	54,373
Salesforce.Com Inc (2)	3,606	906,260
Sanmina Corporation (2)	818	22,127
Sapiens Intl Corp N V (2)	190	5,810
Scansource Inc (2)	106	2,102
Secureworks Corp. Class A (2)	23	262
Skyworks Solutions Inc	968	140,844
Solaredge Technologies, Inc (2)	685	163,270
Splunk Inc (2)	369	69,420
Sps Commerce Inc (2)	933	72,653
Square Inc (2)	1,012	164,501
Ss & C Technologies Hldgs Inc	13,478	815,689
Stoneco Ltd. (2)	751	39,720
Stratasys Ltd (2)	359	4,477
Sykes Enterprises Inc (2)	1,022	34,963
Synnex Corp	1,262	176,756
Synopsys Inc (2)	1,179	252,282
Telenav Inc (2)	1,045	3,762
Tenable Holdings, Inc (2)	1,916	72,329
Teradyne Inc	2,918	231,864
Tessco Technologies	237	1,273
Texas Instruments Inc	3,892	555,739
Trade Desk, Inc./The (2)	73	37,871
Trimble Inc. (2)	1,508	73,440
Ttec Holdings Inc	590	32,185
Twilio Inc - Class A (2)	554	136,888
Ultra Clean Holdings, Inc. (2)	168	3,605
Verint Systems Inc (2)	1,338	64,465
Virnetx Holding Corp (3)	2,874	15,146
Visa Inc.	4,122	824,276
Vishay Intertechnology Inc	3,117	48,532
Xerox Holdings Corporation	6,943	130,320
Xperi Holding Corporation	3,414	39,227
Zebra Tech Corp - Class A (2)	437	110,325
Zoom Video Communications, Inc. (2)	735	345,531
Zscaler, Inc. (2)	308	43,333

		40,238,337

Materials - 2.0%
Air Products & Chemicals Inc	1,089	324,370
Avient Corporation	318	8,414
Balchem Corp - Class B	1	98
Berry Global Group Inc (2)	1,511	73,012
Boise Cascade Company	3,073	122,674
Caledonia Mining Corporation Plc	519	8,818

Century Aluminum Co (2)	125	890
Chemours Company	1,265	26,451
Clearwater Paper Corp (2)	58	2,201
Coeur Mining Inc (2)	261	1,926
Commercial Metals Co	493	9,850
Corteva Inc	1,290	37,165
Dow Inc	3,056	143,785
Eastman Chemical Company	3,087	241,156
Fmc Corp	568	60,157
Freeport-Mcmoran Inc - Class B	2,569	40,179
Hawkins Incorporated	178	8,206
Huntsman Corp	4,049	89,928
Koppers Holdings Inc (2)	250	5,228
Lyondellbasell Industries Nv	1,706	120,256
Mineral Tech Inc	170	8,687
Mosaic Company New	546	9,975
Newmont Corporation	12,032	763,430
Nucor Corp	1,692	75,903
O-I Glass Inc	335	3,548
Olympic Steel Inc	544	6,180
Ppg Inds Inc	1,394	170,180
Reliance Stl & Aluminum Co	2,149	219,284
Rpm International Inc	393	32,556
Ryerson Holding Corp (2)	928	5,317
Scotts Miracle-Gro Company	1,919	293,434
Sherwin Williams Co	793	552,515
Steel Dynamics Inc	1,669	47,783
Stepan Co	324	35,316
Suncoke Energy Inc	346	1,183
Tredegar Corp	1,033	15,361
Tronox Holdings Plc	492	3,872
Westrock Company	1,453	50,477

		3,619,765

Real Estate Investment Trust - 2.5%
Altisource Ptf Solu Sa (2)	1,174	14,875
American Homes 4 Rent	2,914	82,991
American Tower Reit	5,398	1,304,859
Ashford Hospitality Tr Inc	1,054	1,739
Avalonbay Communities Inc	401	59,885
Care Trust Reit Inc.	812	14,450
Catchmark Timber Trust Inc	1,488	13,288
Cbl & Associates Pptys Inc (2)(3)	5,143	829
Clipper Realty Inc	439	2,656
Community Healthcare Trust Inc	302	14,122
Corecivic Inc	3,074	24,592
Corenergy Infrastructure Trust Inc Reit	606	3,539
Corepoint Lodging Inc	666	3,630
Corporate Office Ppts Tr	2,658	63,048
Cyrusone Inc	1,411	98,812
Equinix Inc	439	333,697
Essex Ppty Trust Inc	1,231	247,172
Extra Space Storage Inc	1,371	146,683
Forestar Group Inc (2)	708	12,532
Gaming And Leisure Properties Inc	8,551	315,788
Getty Realty Corp Hldg Co	501	13,031
Gladstone Commercial Corp	1,484	25,005
Highwoods Properties Inc	2,052	68,886
Host Hotel & Resorts Inc.	1,232	13,293
Iron Mountain Inc	1,059	28,371
Lamar Advertising Company	6,191	409,658
Life Storage Inc	406	42,740
Ltc Properties Inc	5,409	188,558
National Health Invts	811	48,879
National Storage Affiliates Trust	2,329	76,182
Newmark Group Inc.	958	4,139
Omega Healthcare Invs Inc	561	16,796
Paramount Group Inc	5,335	37,772
Piedmont Office Realty Tr Inc	3,917	53,154
Potlatch Deltic Corp	53	2,231

Ps Business Parks Inc		909	111,253
Public Storage		454	101,115
Retail Properties Of America Inc		607	3,527
Sba Communications Corp		969	308,607
Service Properties Trust		8,391	66,708
Spirit MTA Reit Liquidating Trust (2)(8)		3,134	0
Tanger Factory Outlet Center (3)		1,879	11,330
Trinity Place Holdings Inc (2)		97	137
Uniti Group Inc		745	7,849
Urstadt Biddle Pptys Inc		915	8,418
Welltower Inc		584	32,173

			4,438,999

Utilities - 1.3%
Alliant Energy Corp		2,508	129,538
American Water Works Co		2,057	298,018
Consolidated Water Co Inc		49	510
Mdu Resources Group Inc		9,193	206,843
Nextera Energy Inc		2,950	818,802
Northwestern Corporation		3,560	173,158
Nrg Energy Inc		3,178	97,692
Ppl Corporation		147	4,000
Public Svc Entrps Group Inc		1,224	67,210
Wec Energy Group Inc		1,590	154,071
Xcel Energy Incorporated		4,547	313,778

			2,263,620

Total Common Stocks	(Cost	$102,740,649)	135,618,522

Registered Investment Companies - 5.2%

iShares Core MSCI EAFE ETF (9)		15,725	947,903
iShares JP Morgan USD Emerging Markets Bond ETF (9)		36,937	4,095,944
Xtrackers USD High Yield Corporate Bond ETF (9)		85,515	4,113,272

Total Registered Investment Companies	(Cost	$8,675,977)	9,157,119

Money Market Registered Investment Companies - 14.5%

Meeder Institutional Prime Money Market Fund, 0.10% (5)		25,608,566	25,618,810
Morgan Stanley Government Institutional Fund, 0.02% (4)		25,958	25,958

Total Money Market Registered Investment Companies	(Cost	$25,636,636)	25,644,768

Bank Obligations - 0.4%

First Merchants Bank Deposit Account, 0.75%, 10/1/2020 (6)		247,626	247,626
Metro City Bank Deposit Account, 0.50%, 10/1/2020 (6)		247,967	247,967
Pacific Mercantile Bank Deposit Account, 0.01%, 10/1/2020 (6)		246,803	246,803

Total Bank Obligations	(Cost	$742,396)	742,396

Total Investments - 96.7%	(Cost	$137,795,658)	171,162,805

Other Assets less Liabilities - 3.3%			5,867,925

Total Net Assets - 100.0%			177,030,730

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		3,434	40,556
Meeder Dynamic Allocation Fund - Retail Class		8,781	106,953
Meeder Muirfield Fund - Retail Class		4,175	30,853
Meeder Conservative Allocation Fund - Retail Class		1,004	22,941

Total Trustee Deferred Compensation	(Cost	$174,635)	201,303

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	275	12/18/2020	25,481,500	(847,831)
Mini MSCI Emerging Markets Index Futures	93	12/18/2020	5,061,525	(127,001)
Standard & Poors 500 Mini Futures	4	12/18/2020	670,400	2,988
E-mini Standard & Poors MidCap 400 Futures	2	12/18/2020	371,180	5,380

Total Futures Contracts	374		31,584,605	(966,464)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$170,420,409	$(966,464)
Level 2 - Other Significant Observable Inputs	742,396	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$171,162,805	$(966,464)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Preferred stock.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.